UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Emerging Markets Debt Local Currency Central Fund Fidelity® Emerging Markets Debt Local Currency Central Fund

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Debt Local Currency Central Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Local Currency Central Fund	$ 1	0.02%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$378,221,576
Number of Holdings	266
Portfolio Turnover	58%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.4
AAA - 1.4
AA - 4.1
A - 4.1
BBB - 16.1
BB - 10.4
Not Rated - 48.0
Short-Term Investments and Net Other Assets (Liabilities) - 15.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 82.2
Corporate Bonds - 1.9
U.S. Treasury Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 15.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 15.9
Mexico - 9.1
Malaysia - 8.7
Indonesia - 8.5
Brazil - 7.4
South Africa - 7.1
India - 6.8
Thailand - 4.9
Poland - 4.8
Others - 26.8

TOP HOLDINGS (% of Fund's net assets)
United Mexican States	9.1
Malaysia Government	8.7
Indonesia Government	8.5
South African Republic	7.1
Republic of India	6.8
Kingdom of Thailand	4.9
Republic of Poland	4.8
Peoples Republic of China	4.5
Czech Republic	4.1
Brazilian Federative Republic	3.9
62.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916195.101    6286-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Emerging Markets Debt Central Fund Fidelity® Emerging Markets Debt Central Fund

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Debt Central Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,285,761,997
Number of Holdings	526
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 3.4
AA - 11.9
A - 3.9
BBB - 20.2
BB - 22.9
B - 17.2
CCC,CC,C - 9.5
D - 0.2
Not Rated - 3.1
Equities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 43.4
Corporate Bonds - 42.3
U.S. Treasury Obligations - 3.4
Preferred Securities - 3.2
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 10.9
Mexico - 9.0
Brazil - 6.6
Saudi Arabia - 5.5
United Arab Emirates - 5.0
Turkey - 4.9
Colombia - 4.7
Argentina - 4.1
Chile - 3.9
Others - 45.4

TOP HOLDINGS (% of Fund's net assets)
Turkish Republic	4.2
Argentine Republic	3.9
Petroleos Mexicanos	3.2
Saudi Arabian Oil Co	2.3
US Treasury Notes	2.2
Indonesia Government	2.2
United Mexican States	2.0
Colombian Republic	1.9
Dominican Republic	1.8
QatarEnergy	1.6
25.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916143.101    2276-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Emerging Markets Debt Central Fund
Fidelity® Emerging Markets Debt Local Currency Central Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Emerging Markets Debt Central Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA Series A6 (Cost $3,233,691)	543,200	3,438,303

Foreign Government and Government Agency Obligations - 43.4%
		Principal Amount (a)	Value ($)
ALBANIA - 0.1%
Republic of Albania 4.75% 2/14/2035 (b)	EUR	2,415,000	2,846,527
ANGOLA - 0.8%
Angola Republic 8.25% 5/9/2028 (c)		5,980,000	5,646,615
Angola Republic 8.75% 4/14/2032 (c)		4,065,000	3,584,314
Angola Republic 9.375% 5/8/2048 (c)		2,395,000	1,898,037
Angola Republic 9.5% 11/12/2025 (c)		7,565,000	7,583,913
TOTAL ANGOLA			18,712,879
ARGENTINA - 3.9%
Argentine Republic 0.75% 7/9/2030 (d)		48,234,830	38,230,926
Argentine Republic 1% 7/9/2029		7,223,008	6,024,891
Argentine Republic 3.5% 7/9/2041 (d)		11,065,000	6,865,833
Argentine Republic 4.125% 7/9/2035 (d)		34,047,842	22,846,102
Argentine Republic 5% 1/9/2038 (d)		16,906,530	12,012,090
TOTAL ARGENTINA			85,979,842
ARMENIA - 0.3%
Republic of Armenia 3.6% 2/2/2031 (c)		2,505,000	2,163,694
Republic of Armenia 6.75% 3/12/2035 (c)		4,460,000	4,334,585
TOTAL ARMENIA			6,498,279
BAHAMAS (NASSAU) - 0.2%
Commonwealth of the Bahamas 8.25% 6/24/2036 (c)		4,345,000	4,423,210
BAHRAIN - 0.1%
Bahrain Kingdom 5.625% 5/18/2034 (c)		1,330,000	1,209,170
Bahrain Kingdom 7.5% 2/12/2036 (c)		1,925,000	1,971,200
TOTAL BAHRAIN			3,180,370
BENIN - 0.2%
Republic of Benin 7.96% 2/13/2038 (c)		2,710,000	2,554,175
Republic of Benin 8.375% 1/23/2041 (c)		1,715,000	1,644,685
TOTAL BENIN			4,198,860
BERMUDA - 0.6%
Bermuda 2.375% 8/20/2030 (c)		520,000	460,688
Bermuda 3.375% 8/20/2050 (c)		1,825,000	1,202,675
Bermuda 3.717% 1/25/2027 (c)		7,240,000	7,144,866
Bermuda 4.75% 2/15/2029 (c)		3,960,000	3,973,820
Bermuda 5% 7/15/2032 (c)		1,590,000	1,558,693
TOTAL BERMUDA			14,340,742
BRAZIL - 1.3%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		6,525,000	6,157,969
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		3,180,000	3,152,970
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		6,165,000	6,585,761
Brazil Notas do Tesouro Nacional Serie B 7.125% 5/13/2054		835,000	797,843
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		11,540,000	13,120,980
TOTAL BRAZIL			29,815,523
CHILE - 1.2%
Chilean Republic 2.45% 1/31/2031		12,490,000	11,153,570
Chilean Republic 2.75% 1/31/2027		2,635,000	2,566,490
Chilean Republic 3.1% 1/22/2061		6,730,000	4,081,745
Chilean Republic 3.5% 1/31/2034		2,180,000	1,957,640
Chilean Republic 4% 1/31/2052		1,910,000	1,474,520
Chilean Republic 4.34% 3/7/2042		2,615,000	2,263,283
Chilean Republic 5.33% 1/5/2054		4,770,000	4,483,800
TOTAL CHILE			27,981,048
COLOMBIA - 1.9%
Colombian Republic 3% 1/30/2030		8,400,000	7,249,200
Colombian Republic 3.125% 4/15/2031		5,855,000	4,814,274
Colombian Republic 3.25% 4/22/2032		2,805,000	2,222,261
Colombian Republic 4.125% 5/15/2051		2,355,000	1,344,022
Colombian Republic 5% 6/15/2045		9,490,000	6,396,260
Colombian Republic 5.2% 5/15/2049		6,915,000	4,626,135
Colombian Republic 6.125% 1/18/2041		440,000	358,159
Colombian Republic 7.375% 4/25/2030		2,385,000	2,467,283
Colombian Republic 7.375% 9/18/2037		1,475,000	1,407,242
Colombian Republic 7.5% 2/2/2034		2,055,000	2,045,239
Colombian Republic 8% 11/14/2035		2,860,000	2,877,875
Colombian Republic 8% 4/20/2033		1,530,000	1,582,785
Colombian Republic 8.5% 4/25/2035		2,675,000	2,780,663
Colombian Republic 8.75% 11/14/2053		2,695,000	2,674,114
TOTAL COLOMBIA			42,845,512
COSTA RICA - 0.3%
Republic of Costa Rica Ministry of Finance 5.625% 4/30/2043 (c)		1,855,000	1,658,834
Republic of Costa Rica Ministry of Finance 6.125% 2/19/2031 (c)		1,370,000	1,409,729
Republic of Costa Rica Ministry of Finance 7.3% 11/13/2054 (c)		3,030,000	3,137,111
TOTAL COSTA RICA			6,205,674
COTE D'IVOIRE - 0.6%
Republic of Cote d'Ivoire 6.125% 6/15/2033 (c)		5,840,000	5,310,780
Republic of Cote d'Ivoire 6.375% 3/3/2028 (c)		2,484,000	2,479,355
Republic of Cote d'Ivoire 8.075% 4/1/2036 (c)		2,855,000	2,748,651
Republic of Cote d'Ivoire 8.25% 1/30/2037 (c)		2,790,000	2,676,670
TOTAL COTE D'IVOIRE			13,215,456
DOMINICAN REPUBLIC - 1.8%
Dominican Republic 4.5% 1/30/2030 (c)		2,115,000	2,009,249
Dominican Republic 4.875% 9/23/2032 (c)		12,965,000	11,960,213
Dominican Republic 5.95% 1/25/2027 (c)		6,155,000	6,210,395
Dominican Republic 6% 7/19/2028 (c)		3,955,000	4,018,280
Dominican Republic 6.5% 2/15/2048 (c)		2,135,000	2,019,443
Dominican Republic 6.6% 6/1/2036 (c)		2,112,000	2,129,952
Dominican Republic 6.85% 1/27/2045 (c)		3,300,000	3,270,300
Dominican Republic 7.05% 2/3/2031 (c)		2,795,000	2,929,719
Dominican Republic 7.15% 2/24/2055 (c)		3,595,000	3,600,393
Dominican Republic 7.45% 4/30/2044 (c)		3,510,000	3,678,480
TOTAL DOMINICAN REPUBLIC			41,826,424
ECUADOR - 0.7%
Republic of Ecuador 5.5% 7/31/2035 (c)(d)		8,575,000	6,229,737
Republic of Ecuador 6.9% 7/31/2030 (c)(d)		11,113,515	9,635,418
TOTAL ECUADOR			15,865,155
EGYPT - 1.4%
Arab Republic of Egypt 7.5% 1/31/2027 (c)		7,330,000	7,439,584
Arab Republic of Egypt 7.5% 2/16/2061 (c)		5,040,000	3,662,820
Arab Republic of Egypt 7.6003% 3/1/2029 (c)		2,520,000	2,538,119
Arab Republic of Egypt 7.903% 2/21/2048 (c)		4,675,000	3,584,042
Arab Republic of Egypt 8.5% 1/31/2047 (c)		7,100,000	5,756,325
Arab Republic of Egypt 8.7002% 3/1/2049 (c)		4,745,000	3,876,665
Arab Republic of Egypt Treasury Bills 0% 11/25/2025 (e)	EGP	126,125,000	2,295,907
Arab Republic of Egypt Treasury Bills 0% 2/17/2026 (e)	EGP	134,000,000	2,300,655
TOTAL EGYPT			31,454,117
EL SALVADOR - 0.4%
El Salvador Republic 0.25% 4/17/2030 (c)		2,770,000	51,590
El Salvador Republic 7.1246% 1/20/2050 (c)		3,170,000	2,650,913
El Salvador Republic 7.625% 2/1/2041 (c)		935,000	862,070
El Salvador Republic 7.65% 6/15/2035 (c)		1,490,000	1,446,418
El Salvador Republic 9.25% 4/17/2030 (c)		2,770,000	2,938,804
El Salvador Republic 9.65% 11/21/2054 (c)		1,645,000	1,702,575
TOTAL EL SALVADOR			9,652,370
GABON - 0.3%
Gabonese Republic 6.625% 2/6/2031 (c)		4,070,000	3,228,039
Gabonese Republic 7% 11/24/2031 (c)		3,880,000	3,074,900
TOTAL GABON			6,302,939
GEORGIA - 0.2%
Georgia Republic 2.75% 4/22/2026 (c)		3,890,000	3,788,495
GHANA - 0.2%
Ghana Republic 0% 1/3/2030 (c)(e)		266,551	221,637
Ghana Republic 0% 7/3/2026 (c)(e)		239,640	231,879
Ghana Republic 5% 7/3/2029 (c)(d)		2,671,370	2,494,392
Ghana Republic 5% 7/3/2035 (c)(d)		3,154,780	2,439,749
TOTAL GHANA			5,387,657
GUATEMALA - 0.4%
Republic of Guatemala 4.9% 6/1/2030 (c)		2,510,000	2,454,780
Republic of Guatemala 5.375% 4/24/2032 (c)		1,340,000	1,308,175
Republic of Guatemala 6.125% 6/1/2050 (c)		3,455,000	3,127,639
Republic of Guatemala 6.6% 6/13/2036 (c)		1,465,000	1,489,905
TOTAL GUATEMALA			8,380,499
HUNGARY - 0.8%
Hungary Government 2.125% 9/22/2031 (c)		2,190,000	1,816,090
Hungary Government 3.125% 9/21/2051 (c)		3,170,000	1,871,093
Hungary Government 5.25% 6/16/2029 (c)		2,880,000	2,901,600
Hungary Government 5.5% 6/16/2034 (c)		6,825,000	6,686,794
Hungary Government 6.125% 5/22/2028 (c)		2,280,000	2,349,130
Hungary Government 6.75% 9/25/2052 (c)		1,450,000	1,475,708
Hungary Government 7% 10/24/2035	HUF	767,530,000	2,268,572
TOTAL HUNGARY			19,368,987
INDONESIA - 2.2%
Indonesia Government 3.2% 9/23/2061		3,110,000	1,963,965
Indonesia Government 4.35% 1/11/2048		3,895,000	3,264,010
Indonesia Government 5.125% 1/15/2045 (c)		9,205,000	8,814,938
Indonesia Government 5.25% 1/17/2042 (c)		3,765,000	3,704,760
Indonesia Government 5.95% 1/8/2046 (c)		4,305,000	4,479,159
Indonesia Government 6.625% 2/17/2037 (c)		821,000	915,722
Indonesia Government 6.75% 1/15/2044 (c)		3,510,000	3,932,078
Indonesia Government 7.75% 1/17/2038 (c)		8,515,000	10,346,789
Indonesia Government 8.5% 10/12/2035 (c)		8,850,000	11,206,313
TOTAL INDONESIA			48,627,734
ISRAEL - 0.3%
Israel Government 3.375% 1/15/2050		6,505,000	4,222,294
Israel Government 5.75% 3/12/2054		2,975,000	2,753,432
TOTAL ISRAEL			6,975,726
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		1,995,000	2,332,503
JORDAN - 0.3%
Jordan Government 7.375% 10/10/2047 (c)		1,240,000	1,097,400
Jordan Government 7.5% 1/13/2029 (c)		1,730,000	1,765,413
Jordan Government 7.75% 1/15/2028 (c)		3,150,000	3,246,390
TOTAL JORDAN			6,109,203
KENYA - 0.3%
Republic of Kenya 6.3% 1/23/2034 (c)		1,785,000	1,440,834
Republic of Kenya 7.25% 2/28/2028 (c)		1,010,000	986,013
Republic of Kenya 9.5% 3/5/2036 (c)		780,000	731,834
Republic of Kenya 9.75% 2/16/2031 (c)		3,880,000	3,934,553
TOTAL KENYA			7,093,234
LEBANON - 0.1%
Lebanon Republic 5.8% (b)(f)		7,047,000	1,331,883
Lebanon Republic 6.375% (b)(f)		8,768,000	1,657,152
TOTAL LEBANON			2,989,035
MEXICO - 2.0%
United Mexican States 3.5% 2/12/2034		6,340,000	5,350,960
United Mexican States 3.75% 4/19/2071		8,735,000	4,961,480
United Mexican States 4.875% 5/19/2033		3,425,000	3,236,899
United Mexican States 5.75% 10/12/2110		6,650,000	5,266,800
United Mexican States 6% 5/7/2036		5,760,000	5,682,240
United Mexican States 6.05% 1/11/2040		7,390,000	7,041,635
United Mexican States 6.338% 5/4/2053		2,810,000	2,583,795
United Mexican States 6.35% 2/9/2035		4,445,000	4,545,013
United Mexican States 6.875% 5/13/2037		2,345,000	2,444,662
United Mexican States 7.375% 5/13/2055		4,995,000	5,169,825
TOTAL MEXICO			46,283,309
MONGOLIA - 0.2%
Mongolia Government 6.625% 2/25/2030 (c)		3,355,000	3,289,779
Mongolia Government 7.875% 6/5/2029 (c)		840,000	871,500
TOTAL MONGOLIA			4,161,279
MONTENEGRO - 0.4%
Republic of Montenegro 4.875% 4/1/2032 (c)	EUR	1,855,000	2,156,625
Republic of Montenegro 7.25% 3/12/2031 (c)		7,095,000	7,336,656
TOTAL MONTENEGRO			9,493,281
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (c)		4,725,000	4,971,598
NIGERIA - 1.2%
Republic of Nigeria 0% 10/7/2025 (e)	NGN	5,358,715,000	3,255,950
Republic of Nigeria 6.125% 9/28/2028 (c)		9,790,000	9,318,905
Republic of Nigeria 6.5% 11/28/2027 (c)		2,250,000	2,227,500
Republic of Nigeria 7.143% 2/23/2030 (c)		3,580,000	3,402,110
Republic of Nigeria 7.625% 11/21/2025 (c)		4,945,000	4,975,906
Republic of Nigeria 7.696% 2/23/2038 (c)		2,730,000	2,355,990
Republic of Nigeria 7.875% 2/16/2032 (c)		1,590,000	1,504,935
TOTAL NIGERIA			27,041,296
OMAN - 1.2%
Oman Sultanate 5.375% 3/8/2027 (c)		1,305,000	1,314,944
Oman Sultanate 5.625% 1/17/2028 (c)		9,545,000	9,764,535
Oman Sultanate 6% 8/1/2029 (c)		5,535,000	5,792,378
Oman Sultanate 6.25% 1/25/2031 (c)		3,525,000	3,737,276
Oman Sultanate 6.5% 3/8/2047 (c)		1,235,000	1,249,820
Oman Sultanate 6.75% 1/17/2048 (c)		5,010,000	5,162,805
Oman Sultanate 7% 1/25/2051 (c)		1,060,000	1,123,599
TOTAL OMAN			28,145,357
PAKISTAN - 0.6%
Islamic Republic of Pakistan 6% 4/8/2026 (c)		7,395,000	7,280,378
Islamic Republic of Pakistan 6.875% 12/5/2027 (c)		3,400,000	3,212,999
Islamic Republic of Pakistan 7.375% 4/8/2031 (c)		4,895,000	4,357,774
TOTAL PAKISTAN			14,851,151
PANAMA - 0.7%
Panamanian Republic 3.298% 1/19/2033		1,710,000	1,391,085
Panamanian Republic 3.87% 7/23/2060		6,150,000	3,505,500
Panamanian Republic 4.5% 4/16/2050		8,075,000	5,434,960
Panamanian Republic 7.875% 3/1/2057		2,695,000	2,753,616
Panamanian Republic 8% 3/1/2038		2,860,000	3,060,200
TOTAL PANAMA			16,145,361
PARAGUAY - 0.6%
Republic of Paraguay 2.739% 1/29/2033 (c)		2,485,000	2,116,624
Republic of Paraguay 4.95% 4/28/2031 (c)		5,285,000	5,250,648
Republic of Paraguay 5.4% 3/30/2050 (c)		2,220,000	1,899,210
Republic of Paraguay 6% 2/9/2036 (c)		1,860,000	1,893,480
Republic of Paraguay 6.65% 3/4/2055 (c)		1,675,000	1,674,999
TOTAL PARAGUAY			12,834,961
PERU - 0.6%
Peruvian Republic 2.783% 1/23/2031		6,570,000	5,897,725
Peruvian Republic 3% 1/15/2034		4,535,000	3,811,668
Peruvian Republic 3.3% 3/11/2041		4,050,000	3,010,162
TOTAL PERU			12,719,555
PHILIPPINES - 0.7%
Philippine Republic 2.65% 12/10/2045		3,325,000	2,154,184
Philippine Republic 2.95% 5/5/2045		1,655,000	1,133,675
Philippine Republic 5.5% 1/17/2048		1,885,000	1,835,754
Philippine Republic 5.6% 5/14/2049		2,820,000	2,765,955
Philippine Republic 5.609% 4/13/2033		3,005,000	3,145,664
Philippine Republic 5.95% 10/13/2047		4,915,000	5,058,764
TOTAL PHILIPPINES			16,093,996
POLAND - 0.7%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (c)		1,780,000	1,789,327
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (c)		1,630,000	1,713,701
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (c)		4,670,000	4,600,510
Republic of Poland 5.5% 3/18/2054		2,745,000	2,539,125
Republic of Poland 5.5% 4/4/2053		2,005,000	1,865,151
Republic of Poland 5.75% 11/16/2032		4,200,000	4,422,852
TOTAL POLAND			16,930,666
QATAR - 1.5%
State of Qatar 4.4% 4/16/2050 (c)		9,040,000	7,639,930
State of Qatar 4.625% 6/2/2046 (c)		5,790,000	5,160,338
State of Qatar 4.817% 3/14/2049 (c)		8,905,000	7,981,106
State of Qatar 5.103% 4/23/2048 (c)		9,945,000	9,348,300
State of Qatar 9.75% 6/15/2030 (c)		3,280,000	4,079,500
TOTAL QATAR			34,209,174
ROMANIA - 0.9%
Romanian Republic 3% 2/27/2027 (c)		2,536,000	2,442,168
Romanian Republic 3.625% 3/27/2032 (c)		4,866,000	4,171,087
Romanian Republic 4% 2/14/2051 (c)		3,005,000	1,883,301
Romanian Republic 6.625% 2/17/2028 (c)		2,190,000	2,258,000
Romanian Republic 6.85% 7/29/2030	RON	10,150,000	2,298,342
Romanian Republic 7.125% 1/17/2033 (c)		2,770,000	2,877,282
Romanian Republic 7.5% 2/10/2037 (c)		5,424,000	5,629,461
TOTAL ROMANIA			21,559,641
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (c)		5,740,000	4,879,000
SAUDI ARABIA - 1.1%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (c)		7,350,000	6,153,347
Kingdom of Saudi Arabia 3.45% 2/2/2061 (c)		10,930,000	6,742,498
Kingdom of Saudi Arabia 3.75% 1/21/2055 (c)		5,025,000	3,417,000
Kingdom of Saudi Arabia 4.5% 10/26/2046 (c)		6,645,000	5,461,393
Kingdom of Saudi Arabia 4.5% 4/22/2060 (c)		2,345,000	1,818,852
Kingdom of Saudi Arabia 4.625% 10/4/2047 (c)		3,095,000	2,573,678
TOTAL SAUDI ARABIA			26,166,768
SENEGAL - 0.1%
Republic of Senegal 6.25% 5/23/2033 (c)		4,125,000	2,685,375
Republic of Senegal 6.75% 3/13/2048 (c)		1,125,000	673,594
TOTAL SENEGAL			3,358,969
SERBIA - 0.5%
Republic of Serbia 2.125% 12/1/2030 (c)		5,465,000	4,607,166
Republic of Serbia 6% 6/12/2034 (c)		2,000,000	2,015,750
Republic of Serbia 6.5% 9/26/2033 (c)		4,090,000	4,297,588
TOTAL SERBIA			10,920,504
SOUTH AFRICA - 0.9%
South African Republic 4.85% 9/27/2027		2,690,000	2,672,623
South African Republic 4.85% 9/30/2029		2,510,000	2,413,917
South African Republic 5% 10/12/2046		3,845,000	2,686,694
South African Republic 5.65% 9/27/2047		1,905,000	1,432,560
South African Republic 5.75% 9/30/2049		5,505,000	4,134,255
South African Republic 5.875% 4/20/2032		2,695,000	2,629,821
South African Republic 7.1% 11/19/2036 (c)		4,515,000	4,468,721
TOTAL SOUTH AFRICA			20,438,591
SRI LANKA - 0.5%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (c)(d)		2,146,499	1,911,468
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (c)(d)		5,456,315	4,405,974
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (c)(d)		2,945,437	2,399,427
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (c)(d)		1,472,098	1,196,080
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (c)(d)		831,112	566,922
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (c)		1,557,986	1,459,833
TOTAL SRI LANKA			11,939,704
TURKEY - 4.2%
Turkish Republic 26.2% 10/5/2033	TRY	60,465,000	1,419,269
Turkish Republic 32.6% 2/10/2027	TRY	329,290,000	7,848,163
Turkish Republic 4.25% 4/14/2026		8,290,000	8,249,379
Turkish Republic 4.75% 1/26/2026		10,535,000	10,529,733
Turkish Republic 4.875% 10/9/2026		4,395,000	4,368,103
Turkish Republic 4.875% 4/16/2043		8,580,000	6,046,755
Turkish Republic 5.125% 2/17/2028		2,805,000	2,757,596
Turkish Republic 5.25% 3/13/2030		2,085,000	1,984,399
Turkish Republic 5.75% 5/11/2047		2,745,000	2,058,064
Turkish Republic 6% 1/14/2041		8,310,000	6,851,595
Turkish Republic 6% 3/25/2027		1,900,000	1,909,747
Turkish Republic 6.625% 2/17/2045		3,000,000	2,536,620
Turkish Republic 7.125% 2/12/2032		3,615,000	3,615,217
Turkish Republic 7.25% 5/29/2032		1,115,000	1,119,459
Turkish Republic 7.625% 5/15/2034		4,200,000	4,305,000
Turkish Republic 9.125% 7/13/2030		2,030,000	2,246,327
Turkish Republic 9.375% 1/19/2033		8,105,000	9,127,486
Turkish Republic 9.375% 3/14/2029		4,750,000	5,231,674
Turkish Republic 9.875% 1/15/2028		9,925,000	10,846,139
TOTAL TURKEY			93,050,725
UKRAINE - 0.8%
Ukraine Government 0% 2/1/2030 (c)(d)		1,084,343	518,575
Ukraine Government 0% 2/1/2034 (c)(d)		4,052,025	1,551,926
Ukraine Government 0% 2/1/2035 (c)(d)		4,669,246	2,187,980
Ukraine Government 0% 2/1/2036 (c)(d)		2,853,538	1,334,028
Ukraine Government 0% 8/1/2041 (c)(g)		3,920,000	2,802,800
Ukraine Government 1.75% 2/1/2029 (c)(d)		4,348,798	2,679,947
Ukraine Government 1.75% 2/1/2034 (c)(d)		6,075,034	3,128,643
Ukraine Government 1.75% 2/1/2035 (c)(d)		4,463,092	2,267,251
Ukraine Government 1.75% 2/1/2036 (c)(d)		3,088,793	1,532,814
TOTAL UKRAINE			18,003,964
UNITED ARAB EMIRATES - 1.5%
Emirate of Abu Dhabi 3% 9/15/2051 (c)		4,675,000	3,037,394
Emirate of Abu Dhabi 3.125% 9/30/2049 (c)		21,570,000	14,624,460
Emirate of Abu Dhabi 3.875% 4/16/2050 (c)		6,905,000	5,306,493
Emirate of Abu Dhabi 5.5% 4/30/2054 (c)		3,745,000	3,716,913
Emirate of Dubai 3.9% 9/9/2050 (b)		7,425,000	5,241,827
Emirate of Dubai 5.25% 1/30/2043 (b)		3,180,000	2,989,390
TOTAL UNITED ARAB EMIRATES			34,916,477
URUGUAY - 0.4%
Uruguay Republic 5.1% 6/18/2050		7,425,000	6,845,850
Uruguay Republic 5.75% 10/28/2034		2,875,000	3,036,000
TOTAL URUGUAY			9,881,850
UZBEKISTAN - 0.1%
Republic of Uzbekistan 3.7% 11/25/2030 (c)		1,300,000	1,155,375
Republic of Uzbekistan 3.9% 10/19/2031 (c)		1,855,000	1,630,545
TOTAL UZBEKISTAN			2,785,920
VENEZUELA - 0.4%
Venezuela Republic 11.95% (b)(f)		13,520,000	2,548,520
Venezuela Republic 12.75% (b)(f)		2,600,000	474,500
Venezuela Republic 9.25% (f)		31,105,000	6,221,000
TOTAL VENEZUELA			9,244,020
ZAMBIA - 0.2%
Republic of Zambia 0.5% 12/31/2053 (c)		6,969,768	4,722,018
Republic of Zambia 5.75% 6/30/2033 (c)(d)		636,410	583,906
TOTAL ZAMBIA			5,305,924
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,047,203,632)			992,731,041

Non-Convertible Corporate Bonds - 42.3%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Tecpetrol SA 7.625% 1/22/2033 (c)		2,440,000	2,472,940
YPF SA 8.25% 1/17/2034 (c)		2,445,000	2,459,181

TOTAL ARGENTINA			4,932,121
AZERBAIJAN - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (c)		7,635,000	7,711,884
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (b)		2,515,000	2,635,519

TOTAL AZERBAIJAN			10,347,403
BAHRAIN - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Bapco Energies BSC Closed 7.5% 10/25/2027 (c)		5,740,000	5,861,516
Bapco Energies BSC Closed 8.375% 11/7/2028 (c)		1,985,000	2,095,981

TOTAL BAHRAIN			7,957,497
BRAZIL - 4.6%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.4%
Minerva Luxembourg SA 8.875% 9/13/2033 (c)		3,080,000	3,327,075
NBM US Holdings Inc 6.625% 8/6/2029 (c)		6,505,000	6,529,003
			9,856,078
Food Products - 0.2%
Marb Bondco PLC 3.95% 1/29/2031 (c)		3,925,000	3,472,369
TOTAL CONSUMER STAPLES			13,328,447

Energy - 0.9%
Energy Equipment & Services - 0.5%
Guara Norte Sarl 5.198% 6/15/2034 (c)		4,152,607	3,917,196
Yinson Boronia Production BV 8.947% 7/31/2042 (c)		6,427,802	6,841,759
			10,758,955
Oil, Gas & Consumable Fuels - 0.4%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (c)		9,099,283	7,224,831
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (c)		2,225,000	2,226,980
			9,451,811
TOTAL ENERGY			20,210,766

Financials - 0.1%
Financial Services - 0.1%
Cosan Luxembourg SA 7.25% 6/27/2031 (c)		2,870,000	2,980,323
Industrials - 0.2%
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (c)(h)		1,620,000	1,637,658
Passenger Airlines - 0.2%
Azul Secured Finance LLP 11.5% (f)		4,571,466	91,429
Azul Secured Finance LLP 11.93% (f)		5,967,782	1,372,590
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 4.3099% pay-in-kind (c)(f)(g)(i)		1,978,680	2,453,563
			3,917,582
TOTAL INDUSTRIALS			5,555,240

Materials - 2.7%
Chemicals - 0.5%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (c)		2,860,000	1,804,660
Braskem Netherlands Finance BV 7.25% 2/13/2033 (c)		3,610,000	2,851,178
Braskem Netherlands Finance BV 8% 10/15/2034 (c)		2,095,000	1,670,553
Braskem Netherlands Finance BV 8.5% 1/12/2031 (c)		5,705,000	4,969,055
			11,295,446
Metals & Mining - 1.6%
CSN Inova Ventures 6.75% 1/28/2028 (c)		4,745,000	4,485,543
CSN Resources SA 5.875% 4/8/2032 (c)		3,790,000	3,115,380
CSN Resources SA 8.875% 12/5/2030 (c)		1,575,000	1,550,588
Nexa Resources SA 6.6% 4/8/2037 (c)		2,235,000	2,245,724
Nexa Resources SA 6.75% 4/9/2034 (c)		1,420,000	1,478,574
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(g)		12,412,608	12,172,114
Usiminas International Sarl 7.5% 1/27/2032 (c)		5,445,000	5,554,889
Vale Overseas Ltd 6.4% 6/28/2054		4,850,000	4,740,924
			35,343,736
Paper & Forest Products - 0.6%
LD Celulose International GmbH 7.95% 1/26/2032 (c)		3,055,000	3,203,931
Suzano Austria GmbH 3.75% 1/15/2031		2,340,000	2,182,928
Suzano Austria GmbH 5% 1/15/2030		6,900,000	6,871,683
			12,258,542
TOTAL MATERIALS			58,897,724

Utilities - 0.1%
Water Utilities - 0.1%
Aegea Finance Sarl 9% 1/20/2031 (c)		1,740,000	1,841,738
TOTAL BRAZIL			102,814,238
CANADA - 0.2%
Financials - 0.2%
Insurance - 0.2%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (c)		3,595,000	3,533,885
CHILE - 2.3%
Communication Services - 0.5%
Media - 0.1%
VTR Finance NV 6.375% 7/15/2028 (c)		3,510,000	3,343,661
Wireless Telecommunication Services - 0.4%
VTR Comunicaciones SpA 5.125% 1/15/2028 (c)		7,560,000	7,153,650
TOTAL COMMUNICATION SERVICES			10,497,311

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)		1,885,000	1,903,850
Empresa Nacional del Petroleo 6.15% 5/10/2033 (c)		1,195,000	1,226,739
			3,130,589
Materials - 1.6%
Metals & Mining - 1.4%
Antofagasta PLC 2.375% 10/14/2030 (c)		7,745,000	6,759,062
Antofagasta PLC 5.625% 5/13/2032 (c)		2,640,000	2,692,799
Corp Nacional del Cobre de Chile 3% 9/30/2029 (c)		1,175,000	1,090,987
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (c)		3,075,000	2,853,023
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (c)		7,190,000	4,834,556
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (c)		2,775,000	2,688,975
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (c)		2,985,000	3,040,969
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (c)		2,750,000	2,690,463
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (c)		1,925,000	2,008,738
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (c)		2,230,000	2,283,520
			30,943,092
Paper & Forest Products - 0.2%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (c)		2,130,000	2,169,618
Inversiones CMPC SA 3% 4/6/2031 (c)		2,340,000	2,067,250
			4,236,868
TOTAL MATERIALS			35,179,960

Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (c)		1,715,521	1,718,095
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (c)		1,627,500	1,692,600
			3,410,695
TOTAL CHILE			52,218,555
CHINA - 1.5%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Tencent Holdings Ltd 1.81% 1/26/2026 (c)		2,605,000	2,565,612
Tencent Holdings Ltd 2.39% 6/3/2030 (c)		5,400,000	4,942,620
Tencent Holdings Ltd 3.975% 4/11/2029 (c)		1,960,000	1,939,126
			9,447,358
Consumer Discretionary - 0.9%
Broadline Retail - 0.8%
JD.com Inc 3.375% 1/14/2030		3,740,000	3,581,499
Prosus NV 3.061% 7/13/2031 (c)		1,850,000	1,637,250
Prosus NV 3.68% 1/21/2030 (c)		4,055,000	3,808,659
Prosus NV 4.027% 8/3/2050 (c)		6,570,000	4,379,299
Prosus NV 4.193% 1/19/2032 (c)		2,955,000	2,759,231
			16,165,938
Hotels, Restaurants & Leisure - 0.1%
Meituan 4.625% 10/2/2029 (c)		2,635,000	2,635,717
TOTAL CONSUMER DISCRETIONARY			18,801,655

Utilities - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (c)		5,425,000	5,423,590
TOTAL CHINA			33,672,603
COLOMBIA - 2.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (c)		7,110,000	6,112,254
Energy - 1.6%
Energy Equipment & Services - 0.2%
Oleoducto Central SA 4% 7/14/2027 (c)		4,675,000	4,541,576
Oil, Gas & Consumable Fuels - 1.4%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		2,525,000	881,048
Ecopetrol SA 4.625% 11/2/2031		3,870,000	3,256,605
Ecopetrol SA 8.375% 1/19/2036		2,790,000	2,687,468
Ecopetrol SA 8.875% 1/13/2033		11,470,000	11,814,100
Geopark Ltd 5.5% 1/17/2027 (c)		4,900,000	4,688,663
Geopark Ltd 8.75% 1/31/2030 (c)		4,080,000	3,575,100
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)		5,380,000	4,091,113
			30,994,097
TOTAL ENERGY			35,535,673

Financials - 0.1%
Banks - 0.1%
Bancolombia SA 8.625% 12/24/2034 (g)		2,800,000	2,940,587
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (c)		5,490,000	5,586,043
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (c)		10,370,000	9,252,011
Termocandelaria Power SA 7.75% 9/17/2031 (c)		3,845,000	3,918,247
			13,170,258
TOTAL COLOMBIA			63,344,815
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (c)		3,700,000	3,693,131
COSTA RICA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (c)		4,075,000	4,340,283
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (c)		4,245,000	4,251,325
CZECH REPUBLIC - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Czechoslovak Group AS 5.25% 1/10/2031 (c)(h)	EUR	1,050,000	1,255,786
Czechoslovak Group AS 6.5% 1/10/2031 (c)(h)		1,590,000	1,602,919

TOTAL CZECH REPUBLIC			2,858,705
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (c)		2,840,000	2,945,591
GHANA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		1,360,000	1,120,640
Kosmos Energy Ltd 8.75% 10/1/2031 (c)		10,990,000	8,132,600
Tullow Oil PLC 10.25% 5/15/2026 (c)		7,415,000	6,413,975

TOTAL GHANA			15,667,215
GUATEMALA - 1.0%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
CT Trust 5.125% 2/3/2032 (c)		7,360,000	6,861,876
Millicom International Cellular SA 4.5% 4/27/2031 (c)		3,345,000	3,044,786
Millicom International Cellular SA 7.375% 4/2/2032 (c)		2,545,000	2,602,994
			12,509,656
Consumer Staples - 0.2%
Beverages - 0.2%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (c)		5,695,000	5,517,316
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Investment Energy Resources Ltd 6.25% 4/26/2029 (c)		5,270,000	5,146,471
TOTAL GUATEMALA			23,173,443
HUNGARY - 0.2%
Financials - 0.2%
Banks - 0.2%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (c)		1,825,000	1,860,369
OTP Bank Nyrt 8.75% 5/15/2033 (b)(g)		2,150,000	2,298,350
			4,158,719
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (b)		1,345,000	1,392,915
TOTAL HUNGARY			5,551,634
INDIA - 0.7%
Financials - 0.3%
Consumer Finance - 0.3%
Shriram Finance Ltd 4.15% 7/18/2025 (c)		5,205,000	5,195,111
Shriram Finance Ltd 6.625% 4/22/2027 (c)		2,175,000	2,196,750
			7,391,861
Health Care - 0.1%
Biotechnology - 0.1%
Biocon Biologics Global PLC 6.67% 10/9/2029 (c)		2,405,000	2,284,877
Information Technology - 0.3%
IT Services - 0.3%
CA Magnum Holdings 5.375% 10/31/2026 (c)		6,365,000	6,309,147
TOTAL INDIA			15,985,885
INDONESIA - 1.4%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (c)		6,620,000	6,551,086
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (c)		5,210,000	5,411,888
Pertamina Persero PT 4.175% 1/21/2050 (c)		3,850,000	2,861,752
			14,824,726
Materials - 0.7%
Metals & Mining - 0.7%
Freeport Indonesia PT 4.763% 4/14/2027 (c)		2,350,000	2,349,295
Freeport Indonesia PT 5.315% 4/14/2032 (c)		3,980,000	3,978,548
Freeport Indonesia PT 6.2% 4/14/2052 (c)		2,720,000	2,659,643
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (c)		6,445,000	6,565,844
			15,553,330
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (c)		1,940,000	1,949,700
TOTAL INDONESIA			32,327,756
ISRAEL - 1.3%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(c)		7,160,000	7,066,562
Energean PLC 6.5% 4/30/2027 (c)		5,725,000	5,610,500
Leviathan Bond Ltd 6.5% 6/30/2027 (b)(c)		3,805,000	3,772,802
Leviathan Bond Ltd 6.75% 6/30/2030 (b)(c)		1,930,000	1,899,120
			18,348,984
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		2,895,000	2,889,446
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		5,240,000	5,714,749
			8,604,195
Utilities - 0.1%
Electric Utilities - 0.1%
Israel Electric Corp Ltd 3.75% 2/22/2032 (b)(c)		3,070,000	2,743,813
TOTAL ISRAEL			29,696,992
JAMAICA - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (c)		2,020,000	2,037,675
KAZAKHSTAN - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
KazMunayGas National Co JSC 3.5% 4/14/2033 (c)		3,745,000	3,232,422
KazMunayGas National Co JSC 5.375% 4/24/2030 (c)		685,000	687,445
KazMunayGas National Co JSC 5.75% 4/19/2047 (c)		1,885,000	1,622,156
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (c)		4,695,000	4,140,990

TOTAL KAZAKHSTAN			9,683,013
KOREA (SOUTH) - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
POSCO 5.75% 1/17/2028 (c)		2,950,000	3,031,465
POSCO 5.875% 1/17/2033 (c)		1,750,000	1,819,803

TOTAL KOREA (SOUTH)			4,851,268
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
MEGlobal BV 2.625% 4/28/2028 (c)		2,960,000	2,784,857
MADAGASCAR - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (c)(h)		2,650,000	2,640,725
MALAYSIA - 0.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (c)		5,185,000	4,653,537
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petronas Capital Ltd 3.404% 4/28/2061 (c)		4,990,000	3,254,229
Petronas Capital Ltd 3.5% 4/21/2030 (c)		2,515,000	2,416,311
			5,670,540
Industrials - 0.3%
Marine Transportation - 0.3%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (c)		5,890,000	5,811,663
TOTAL MALAYSIA			16,135,740
MAURITIUS - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Axian Telecom 7.375% 2/16/2027 (c)		5,485,000	5,539,850
MEXICO - 5.6%
Communication Services - 0.3%
Media - 0.3%
TV Azteca SAB de CV 8.25% (b)(f)		19,500,000	7,020,000
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Metalsa Sapi De Cv 3.75% 5/4/2031 (c)		4,945,000	4,050,251
Consumer Staples - 0.2%
Food Products - 0.2%
Gruma SAB de CV 5.761% 12/9/2054 (c)		4,510,000	4,256,313
Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
FEL Energy VI SARL 5.75% 12/1/2040 (c)		2,671,080	2,516,825
Petroleos Mexicanos 6.5% 6/2/2041		2,000,000	1,474,999
Petroleos Mexicanos 6.625% 6/15/2035		21,045,000	17,657,807
Petroleos Mexicanos 6.7% 2/16/2032		11,627,000	10,794,507
Petroleos Mexicanos 6.75% 9/21/2047		8,402,000	6,086,409
Petroleos Mexicanos 6.875% 8/4/2026		4,835,000	4,832,728
Petroleos Mexicanos 6.95% 1/28/2060		3,325,000	2,390,343
Petroleos Mexicanos 7.69% 1/23/2050		36,739,000	28,840,115
			74,593,733
Financials - 0.2%
Banks - 0.2%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (c)		4,125,000	4,170,415
Industrials - 0.2%
Industrial Conglomerates - 0.2%
KUO SAB De CV 5.75% 7/7/2027 (c)		5,535,000	5,455,462
Materials - 0.7%
Chemicals - 0.6%
Braskem Idesa SAPI 7.45% 11/15/2029 (c)		3,750,000	2,765,625
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (c)		3,435,000	2,888,251
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (c)		6,370,000	6,526,065
			12,179,941
Metals & Mining - 0.1%
Fresnillo PLC 4.25% 10/2/2050 (c)		3,785,000	2,715,738
TOTAL MATERIALS			14,895,679

Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (c)		4,710,000	4,857,188
Saavi Energia Sarl 8.875% 2/10/2035 (c)		7,065,000	7,354,665
			12,211,853
TOTAL MEXICO			126,653,706
MOROCCO - 0.7%
Materials - 0.7%
Chemicals - 0.7%
OCP SA 3.75% 6/23/2031 (c)		3,820,000	3,426,540
OCP SA 5.125% 6/23/2051 (c)		2,190,000	1,661,663
OCP SA 6.1% 4/30/2030 (c)		2,660,000	2,689,925
OCP SA 6.75% 5/2/2034 (c)		2,485,000	2,570,832
OCP SA 6.875% 4/25/2044 (c)		3,920,000	3,790,150
OCP SA 7.5% 5/2/2054 (c)		1,890,000	1,883,328

TOTAL MOROCCO			16,022,438
NIGERIA - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (c)		1,679,000	1,641,222
IHS Holding Ltd 7.875% 5/29/2030 (c)		4,425,000	4,434,691
			6,075,913
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SEPLAT Energy PLC 9.125% 3/21/2030 (c)		2,650,000	2,627,634
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (c)		1,213,394	1,216,427
TOTAL NIGERIA			9,919,974
PANAMA - 0.9%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		5,075,000	5,089,273
Media - 0.4%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (c)		9,720,000	9,025,020
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (c)		4,485,000	4,593,201
TOTAL COMMUNICATION SERVICES			18,707,494

Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (c)		2,115,000	1,492,133
TOTAL PANAMA			20,199,627
PARAGUAY - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (c)		4,185,000	4,178,471
PERU - 1.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Camposol SA 6% 2/3/2027 (c)		3,128,000	3,056,055
Financials - 0.2%
Banks - 0.2%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(g)		4,525,000	4,492,873
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Auna SA 10% 12/18/2029 (c)		6,314,200	6,643,738
Materials - 0.5%
Metals & Mining - 0.5%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (c)		3,690,000	3,643,875
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (c)		3,495,000	3,557,910
Volcan Cia Minera SAA 8.75% 1/24/2030 (c)		4,595,000	4,551,922
			11,753,707
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Niagara Energy SAC 5.746% 10/3/2034 (c)		4,645,000	4,589,841
TOTAL PERU			30,536,214
POLAND - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA 6% 1/30/2035 (c)		4,475,000	4,588,670
QATAR - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (c)		4,095,000	3,679,030
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
QatarEnergy 1.375% 9/12/2026 (c)		8,475,000	8,150,492
QatarEnergy 2.25% 7/12/2031 (c)		13,045,000	11,392,981
QatarEnergy 3.125% 7/12/2041 (c)		12,920,000	9,506,278
QatarEnergy 3.3% 7/12/2051 (c)		9,635,000	6,504,829
			35,554,580
TOTAL QATAR			39,233,610
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (b)(f)(j)		4,020,000	201,000
SAUDI ARABIA - 4.3%
Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (c)		13,604,172	12,103,462
Saudi Arabian Oil Co 2.25% 11/24/2030 (c)		10,775,000	9,552,469
Saudi Arabian Oil Co 3.25% 11/24/2050 (c)		8,390,000	5,325,049
Saudi Arabian Oil Co 3.5% 11/24/2070 (c)		3,270,000	1,949,738
Saudi Arabian Oil Co 3.5% 4/16/2029 (c)		13,480,000	12,982,116
Saudi Arabian Oil Co 4.25% 4/16/2039 (c)		14,945,000	12,948,348
Saudi Arabian Oil Co 4.375% 4/16/2049 (c)		2,280,000	1,793,904
Saudi Arabian Oil Co 5.875% 7/17/2064 (c)		1,590,000	1,444,912
Saudi Arabian Oil Co 6.375% 6/2/2055 (b)		5,720,000	5,712,106
			63,812,104
Financials - 0.4%
Financial Services - 0.4%
Gaci First Investment Co 5% 10/13/2027 (b)		6,020,000	6,067,709
Gaci First Investment Co 5.25% 10/13/2032 (b)		2,155,000	2,194,738
			8,262,447
Industrials - 0.9%
Construction & Engineering - 0.9%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (c)		4,800,000	4,842,000
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (c)		3,605,000	3,597,339
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (c)		9,650,000	9,921,407
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (c)		2,955,000	3,052,914
			21,413,660
Materials - 0.2%
Chemicals - 0.2%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (c)		5,570,000	5,667,057
TOTAL SAUDI ARABIA			99,155,268
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (c)		4,370,000	4,364,468
SOUTH AFRICA - 1.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		8,595,000	7,295,007
Wireless Telecommunication Services - 0.2%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (c)		3,485,000	3,506,781
TOTAL COMMUNICATION SERVICES			10,801,788

Materials - 0.6%
Chemicals - 0.5%
Sasol Financing USA LLC 4.375% 9/18/2026		8,935,000	8,756,300
Sasol Financing USA LLC 5.5% 3/18/2031		2,355,000	1,935,205
			10,691,505
Metals & Mining - 0.1%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (c)		3,165,000	3,232,161
TOTAL MATERIALS			13,923,666

Utilities - 0.4%
Electric Utilities - 0.4%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (c)		5,840,000	5,905,700
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (c)		4,430,000	4,640,424
			10,546,124
TOTAL SOUTH AFRICA			35,271,578
THAILAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (c)		2,530,000	1,672,937
TURKEY - 0.7%
Financials - 0.4%
Banks - 0.4%
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (c)		3,410,000	3,416,724
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (c)		2,875,000	3,002,592
			6,419,316
Industrials - 0.2%
Building Products - 0.2%
Sisecam UK PLC 8.625% 5/2/2032 (c)		3,625,000	3,666,905
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (c)		1,790,000	1,864,965
TOTAL INDUSTRIALS			5,531,870

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (c)		3,321,000	3,287,790
TOTAL TURKEY			15,238,976
UKRAINE - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (c)		2,749,604	2,144,690
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (b)		3,218,138	3,098,102

TOTAL UKRAINE			5,242,792
UNITED ARAB EMIRATES - 3.2%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (c)		3,530,000	3,196,856
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (c)		4,481,872	3,964,753
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (c)		10,925,000	9,258,938
			16,420,547
Financials - 1.1%
Financial Services - 1.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (c)		4,430,000	4,092,213
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (c)		2,220,000	2,303,605
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (c)		5,770,000	5,400,952
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (c)		2,925,000	2,800,541
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (c)		3,770,000	3,438,240
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (c)		2,985,000	3,102,519
Sobha Sukuk Ltd 8.75% 7/17/2028 (b)		2,220,000	2,297,522
			23,435,592
Industrials - 0.3%
Transportation Infrastructure - 0.3%
DP World Crescent Ltd 3.7495% 1/30/2030 (c)		4,165,000	3,964,560
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (c)		4,230,000	3,943,153
			7,907,713
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(g)		3,370,000	3,426,448
Alpha Star Holding IX Ltd 7% 8/26/2028 (b)		2,430,000	2,461,541
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (b)		2,320,000	2,402,360
			8,290,349
Utilities - 0.7%
Multi-Utilities - 0.7%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (c)		4,655,000	3,566,894
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (c)		2,970,000	2,954,021
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (c)		3,320,000	3,270,432
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (c)		4,420,000	4,223,885
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (c)		2,020,000	2,055,350
			16,070,582
TOTAL UNITED ARAB EMIRATES			72,124,783
UNITED KINGDOM - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (c)(f)(j)		5,060,000	725,402
UZBEKISTAN - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (c)		1,335,000	1,364,624
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (c)		4,610,000	4,681,455
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (c)		2,195,000	2,244,409
Navoiyuran State Enterprise 6.7% 7/2/2030 (c)		3,435,000	3,422,978

TOTAL UZBEKISTAN			11,713,466
VENEZUELA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleos de Venezuela SA 12.75% (c)(f)		1,258,333	189,379
Petroleos de Venezuela SA 5.375% (b)(f)		4,800,000	602,400
Petroleos de Venezuela SA 5.5% (b)(f)		315,000	38,745
Petroleos de Venezuela SA 6% (c)(f)		11,650,000	1,473,725
Petroleos de Venezuela SA 6% (c)(f)		9,300,000	1,167,150
Petroleos de Venezuela SA 9.75% (c)(f)		1,265,000	181,148

TOTAL VENEZUELA			3,652,547
VIETNAM - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (c)		3,421,883	3,337,619
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,049,054,056)			967,019,751

Preferred Securities - 3.2%
	Principal Amount (a)	Value ($)
BRAZIL - 0.5%
Consumer Staples - 0.2%
Food Products - 0.2%
Cosan Overseas Ltd 8.25% (b)(k)	4,346,000	4,411,879
Financials - 0.3%
Banks - 0.3%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (c)(g)(i)(k)	7,155,000	7,339,272
TOTAL BRAZIL		11,751,151
CHILE - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco de Credito e Inversiones SA 7.5% (c)(g)(k)	2,755,000	2,818,051
Banco de Credito e Inversiones SA 8.75% (c)(g)(k)	2,785,000	3,036,332
Banco del Estado de Chile 7.95% (c)(g)(k)	2,485,000	2,626,699

TOTAL CHILE		8,481,082
HONG KONG - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
CAS Capital No 1 Ltd 4% (b)(g)(k)	6,695,000	6,726,740
INDIA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Network i2i Ltd 3.975% (c)(g)(k)	2,535,000	2,505,238
KUWAIT - 0.1%
Financials - 0.1%
Banks - 0.1%
NBK Tier 1 Ltd 3.625% (c)(g)(k)	2,490,000	2,431,405
MEXICO - 1.4%
Financials - 0.7%
Banks - 0.7%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(g)(k)	7,260,000	7,418,309
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(g)(k)	1,905,000	1,947,745
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(g)	2,615,000	2,574,916
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(g)	2,930,000	3,100,363
		15,041,333
Materials - 0.7%
Construction Materials - 0.7%
Cemex SAB de CV 5.125% (c)(g)(k)	12,205,000	12,256,667
Cemex SAB de CV 7.2% (c)(g)(k)	4,360,000	4,428,054
		16,684,721
TOTAL MEXICO		31,726,054
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC loan participation 5 year U.S. Treasury Index + 4.572%, 6.95% (b)(f)(g)(i)(j)(k)	982,000	49,100
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (c)(f)(g)(j)(k)	2,960,000	148,000

TOTAL RUSSIA		197,100
SAUDI ARABIA - 0.1%
Financials - 0.1%
Banks - 0.1%
NCB Tier 1 Sukuk Ltd 3.5% (b)(g)(k)	3,150,000	3,097,971
UNITED ARAB EMIRATES - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
DP World Salaam 6% (b)(g)(k)	6,000,000	6,174,354
TOTAL PREFERRED SECURITIES (Cost $75,068,168)		73,091,095

U.S. Treasury Obligations - 3.4%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.12	6,190,000	4,356,213
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	14,357,000	11,875,370
US Treasury Bonds 3.625% 2/15/2053	3.92 to 5.06	14,989,000	12,235,942
US Treasury Notes 2.875% 5/15/2032 (m)	2.91 to 2.95	10,848,000	10,121,693
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	9,396,000	9,328,833
US Treasury Notes 3.75% 5/31/2030	3.84	1,994,000	1,989,560
US Treasury Notes 4% 2/28/2030	3.40	4,819,000	4,865,872
US Treasury Notes 4.125% 3/31/2031	4.66	7,644,000	7,740,147
US Treasury Notes 4.625% 2/15/2035	4.27 to 4.31	11,046,000	11,395,823
US Treasury Notes 4.625% 9/30/2030	5.00	3,851,000	3,995,864
TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,622,409)			77,905,317

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $144,648,830)	4.32	144,620,398	144,649,322

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $2,402,830,786)	2,258,834,829
NET OTHER ASSETS (LIABILITIES) - 1.2%	26,927,168
NET ASSETS - 100.0%	2,285,761,997

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	944	Sep 2025	105,831,250	2,439,697	2,439,697

The notional amount of futures purchased as a percentage of Net Assets is 4.6%

Currency Abbreviations
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $94,881,595 or 4.2% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,383,759,819 or 60.5% of net assets.

(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Level 3 security
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,906,215.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	134,807,909	232,082,978	222,241,565	2,916,906	-	-	144,649,322	144,620,398	0.3%
Total	134,807,909	232,082,978	222,241,565	2,916,906	-	-	144,649,322

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Convertible Preferred Stocks
Materials	3,438,303	-	3,438,303	-

Foreign Government and Government Agency Obligations	992,731,041	-	992,731,041	-

Non-Convertible Corporate Bonds
Communication Services	97,209,850	-	97,209,850	-
Consumer Discretionary	31,869,911	-	31,869,911	-
Consumer Staples	26,158,131	-	26,158,131	-
Energy	352,801,134	-	352,801,134	-
Financials	73,799,238	-	73,799,238	-
Health Care	17,532,810	-	17,532,810	-
Industrials	61,009,712	-	61,009,712	-
Information Technology	7,525,574	-	7,525,574	-
Materials	205,700,053	-	204,773,651	926,402
Real Estate	8,290,349	-	8,290,349	-
Utilities	85,122,989	-	85,122,989	-

Preferred Securities
Communication Services	6,726,740	-	6,726,740	-
Consumer Staples	4,411,879	-	4,411,879	-
Financials	36,588,163	-	36,391,063	197,100
Industrials	6,174,354	-	6,174,354	-
Information Technology	2,505,238	-	2,505,238	-
Materials	16,684,721	-	16,684,721	-

U.S. Treasury Obligations	77,905,317	-	77,905,317	-

Money Market Funds	144,649,322	144,649,322	-	-
Total Investments in Securities:	2,258,834,829	144,649,322	2,113,062,005	1,123,502
Derivative Instruments:

Assets
Futures Contracts	2,439,697	2,439,697	-	-
Total Assets	2,439,697	2,439,697	-	-
Total Derivative Instruments:	2,439,697	2,439,697	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	2,439,697	0
Total Interest Rate Risk	2,439,697	0
Total Value of Derivatives	2,439,697	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Emerging Markets Debt Central Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,258,181,956)	$2,114,185,507
Fidelity Central Funds (cost $144,648,830)	144,649,322

Total Investment in Securities (cost $2,402,830,786)		$2,258,834,829
Receivable for investments sold		5,983,885
Interest receivable		35,497,726
Distributions receivable from Fidelity Central Funds		511,799
Receivable for daily variation margin on futures contracts		280,250
Other receivables		5
Total assets		2,301,108,494
Liabilities
Payable for investments purchased
Regular delivery	$9,091,680
Delayed delivery	6,253,168
Other payables and accrued expenses	1,649
Total liabilities		15,346,497
Net Assets		$2,285,761,997
Net Assets consist of:
Paid in capital		$2,719,144,906
Total accumulated earnings (loss)		(433,382,909)
Net Assets		$2,285,761,997
Net Asset Value, offering price and redemption price per share ($2,285,761,997 ÷ 278,909,876 shares)		$8.20
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$2,213,068
Interest		68,730,106
Income from Fidelity Central Funds		2,916,906
Income before foreign taxes withheld		$73,860,080
Less foreign taxes withheld		(330,249)
Total income		73,529,831
Expenses
Custodian fees and expenses	$6,932
Independent trustees' fees and expenses	4,224
Legal	58,106
Miscellaneous	2
Total expenses before reductions	69,264
Expense reductions	(11,579)
Total expenses after reductions		57,685
Net Investment income (loss)		73,472,146
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(15,716,990)
Foreign currency transactions	(354,026)
Futures contracts	(193,390)
Total net realized gain (loss)		(16,264,406)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	45,651,253
Assets and liabilities in foreign currencies	(10,630)
Futures contracts	3,399,950
Total change in net unrealized appreciation (depreciation)		49,040,573
Net gain (loss)		32,776,167
Net increase (decrease) in net assets resulting from operations		$106,248,313
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,472,146	$131,907,712
Net realized gain (loss)	(16,264,406)	(40,309,661)
Change in net unrealized appreciation (depreciation)	49,040,573	72,311,407
Net increase (decrease) in net assets resulting from operations	106,248,313	163,909,458
Distributions to shareholders	(64,095,816)	(122,136,191)

Affiliated share transactions
Proceeds from sales of shares	-	123,175,714
Reinvestment of distributions	64,095,816	121,715,427
Cost of shares redeemed	(48,789,755)	(197,812,477)

Net increase (decrease) in net assets resulting from share transactions	15,306,061	47,078,664
Total increase (decrease) in net assets	57,458,558	88,851,931

Net Assets
Beginning of period	2,228,303,439	2,139,451,508
End of period	$2,285,761,997	$2,228,303,439

Other Information
Shares
Sold	-	15,375,175
Issued in reinvestment of distributions	7,896,683	15,219,175
Redeemed	(6,109,915)	(25,159,613)
Net increase (decrease)	1,786,768	5,434,737

Financial Highlights
Fidelity® Emerging Markets Debt Central Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.04	$7.87	$7.54	$8.98	$9.37	$9.44
Income from Investment Operations
Net investment income (loss) A,B	.264	.488	.507	.438	.437	.501
Net realized and unrealized gain (loss)	.126	.133	.283	(1.468)	(.428)	(.119)
Total from investment operations	.390	.621	.790	(1.030)	.009	.382
Distributions from net investment income	(.230)	(.451)	(.460)	(.410)	(.399)	(.452)
Total distributions	(.230)	(.451)	(.460)	(.410)	(.399)	(.452)
Net asset value, end of period	$8.20	$8.04	$7.87	$7.54	$8.98	$9.37
Total Return C,D	4.92%	8.07%	10.91%	(11.47)%	.11%	4.42%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	.01%	.02%	-% H	-% H	-% H
Expenses net of fee waivers, if any	.01 % G	.01%	.02%	-% H	-% H	-% H
Expenses net of all reductions, if any	.01% G	.01%	.02%	-% H	-% H	-% H
Net investment income (loss)	6.59% G	6.10%	6.72%	5.58%	4.77%	5.59%
Supplemental Data
Net assets, end of period (000 omitted)	$2,285,762	$2,228,303	$2,139,452	$2,172,251	$2,751,450	$2,751,759
Portfolio turnover rate I	23 % G	18% J	21%	22%	32%	89%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Emerging Markets Debt Local Currency Central Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 82.2%
		Principal Amount (a)	Value ($)
BRAZIL - 7.4%
Brazilian Federative Republic 10% 1/1/2027	BRL	33,000,000	5,761,835
Brazilian Federative Republic 10% 1/1/2029	BRL	23,000,000	3,884,459
Brazilian Federative Republic 10% 1/1/2031	BRL	14,500,000	2,342,229
Brazilian Federative Republic 10% 1/1/2033	BRL	12,500,000	1,956,181
Brazilian Federative Republic 10% 1/1/2035	BRL	3,750,000	569,106
Brazilian Federative Republic Treasury Bills 0% 1/1/2026 (b)	BRL	17,075,000	2,926,118
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (b)	BRL	14,500,000	1,532,657
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (b)	BRL	27,750,000	4,453,970
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (b)	BRL	5,000,000	713,825
Brazilian Federative Republic Treasury Bills 0% 7/1/2028 (b)	BRL	29,250,000	3,725,161
TOTAL BRAZIL			27,865,541
CHILE - 1.7%
Chilean Republic 4.7% 9/1/2030 (c)(d)	CLP	1,725,000,000	1,788,885
Chilean Republic 5% 3/1/2035	CLP	755,000,000	772,189
Chilean Republic 5.3% 11/1/2037 (c)(d)	CLP	725,000,000	749,290
Chilean Republic 6% 1/1/2043	CLP	225,000,000	250,183
Chilean Republic 6% 4/1/2033 (c)(d)	CLP	2,635,000,000	2,889,506
TOTAL CHILE			6,450,053
CHINA - 4.5%
Peoples Republic of China 1.88% 4/25/2055	CNY	10,250,000	1,429,900
Peoples Republic of China 2.04% 11/25/2034	CNY	23,000,000	3,301,062
Peoples Republic of China 2.57% 5/20/2054	CNY	10,000,000	1,584,344
Peoples Republic of China 2.68% 5/21/2030	CNY	16,250,000	2,389,035
Peoples Republic of China 2.88% 2/25/2033	CNY	19,750,000	3,000,021
Peoples Republic of China 3.12% 10/25/2052	CNY	11,750,000	2,036,898
Peoples Republic of China 3.81% 9/14/2050	CNY	17,550,000	3,341,680
TOTAL CHINA			17,082,940
COLOMBIA - 3.2%
Colombian Republic 11.5% 7/25/2046	COP	750,000,000	166,319
Colombian Republic 5.75% 11/3/2027	COP	9,850,000,000	2,215,964
Colombian Republic 6% 4/28/2028	COP	6,100,000,000	1,340,126
Colombian Republic 7% 3/26/2031	COP	3,250,000,000	640,095
Colombian Republic 7% 6/30/2032	COP	11,800,000,000	2,214,076
Colombian Republic 7.25% 10/18/2034	COP	9,800,000,000	1,746,680
Colombian Republic 7.25% 10/26/2050	COP	8,450,000,000	1,248,331
Colombian Republic 9.25% 5/28/2042	COP	14,125,000,000	2,649,356
TOTAL COLOMBIA			12,220,947
CZECH REPUBLIC - 4.1%
Czech Republic 0.95% 5/15/2030 (c)	CZK	64,250,000	2,678,963
Czech Republic 1.2% 3/13/2031	CZK	119,630,000	4,931,034
Czech Republic 1.5% 4/24/2040	CZK	12,000,000	383,844
Czech Republic 1.95% 7/30/2037	CZK	43,500,000	1,589,561
Czech Republic 2% 10/13/2033	CZK	78,250,000	3,166,675
Czech Republic 2.75% 7/23/2029	CZK	17,500,000	803,138
Czech Republic 5.5% 12/12/2028	CZK	37,500,000	1,890,445
TOTAL CZECH REPUBLIC			15,443,660
DOMINICAN REPUBLIC - 0.5%
Dominican Republic 10.75% 6/1/2036 (c)	DOP	54,800,000	947,820
Dominican Republic 13.625% 2/3/2033 (d)	DOP	17,000,000	333,791
Dominican Republic 9.75% 6/5/2026 (c)	DOP	40,000,000	670,325
TOTAL DOMINICAN REPUBLIC			1,951,936
EGYPT - 0.8%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	7,000,000	116,945
Arab Republic of Egypt 16.1% 5/7/2029	EGP	2,500,000	41,227
Arab Republic of Egypt Treasury Bills 0% 12/9/2025 (b)	EGP	80,675,000	1,443,529
Arab Republic of Egypt Treasury Bills 0% 8/19/2025 (b)	EGP	76,300,000	1,477,736
TOTAL EGYPT			3,079,437
HUNGARY - 2.6%
Hungary Government 2% 5/23/2029	HUF	180,000,000	451,689
Hungary Government 2.25% 4/20/2033	HUF	575,000,000	1,235,356
Hungary Government 2.25% 6/22/2034	HUF	125,000,000	255,534
Hungary Government 2.75% 12/22/2026	HUF	967,000,000	2,714,631
Hungary Government 3% 10/27/2038	HUF	10,000,000	19,161
Hungary Government 3.25% 10/22/2031	HUF	427,500,000	1,045,417
Hungary Government 4.75% 11/24/2032	HUF	265,000,000	691,359
Hungary Government 6.75% 10/22/2028	HUF	1,174,250,000	3,491,274
TOTAL HUNGARY			9,904,421
INDIA - 6.8%
Republic of India 6.54% 1/17/2032	INR	280,000,000	3,312,952
Republic of India 6.67% 12/17/2050	INR	362,000,000	4,050,852
Republic of India 6.79% 10/7/2034	INR	357,750,000	4,284,286
Republic of India 7.1% 4/8/2034	INR	115,000,000	1,398,921
Republic of India 7.17% 4/17/2030	INR	126,500,000	1,539,163
Republic of India 7.18% 7/24/2037	INR	382,000,000	4,646,683
Republic of India 7.18% 8/14/2033	INR	120,000,000	1,465,519
Republic of India 7.3% 6/19/2053	INR	267,000,000	3,195,354
Republic of India 7.32% 11/13/2030	INR	147,000,000	1,805,124
TOTAL INDIA			25,698,854
INDONESIA - 8.5%
Indonesia Government 6.375% 4/15/2032	IDR	97,000,000,000	5,927,233
Indonesia Government 6.5% 2/15/2031	IDR	49,500,000,000	3,055,075
Indonesia Government 6.5% 7/15/2030	IDR	25,000,000,000	1,551,870
Indonesia Government 6.625% 2/15/2034	IDR	44,750,000,000	2,752,487
Indonesia Government 6.75% 7/15/2035	IDR	18,250,000,000	1,133,265
Indonesia Government 6.875% 4/15/2029	IDR	51,000,000,000	3,207,330
Indonesia Government 7% 9/15/2030	IDR	10,500,000,000	663,406
Indonesia Government 7.125% 6/15/2038	IDR	46,500,000,000	2,928,199
Indonesia Government 7.125% 6/15/2042	IDR	13,500,000,000	840,065
Indonesia Government 7.125% 6/15/2043	IDR	14,100,000,000	877,720
Indonesia Government 7.5% 4/15/2040	IDR	32,700,000,000	2,105,812
Indonesia Government 7.5% 8/15/2032	IDR	8,000,000,000	517,420
Indonesia Government 8.25% 5/15/2029	IDR	25,500,000,000	1,675,916
Indonesia Government 8.25% 5/15/2036	IDR	2,250,000,000	154,149
Indonesia Government 8.375% 3/15/2034	IDR	33,300,000,000	2,278,817
Indonesia Government 8.375% 4/15/2039	IDR	19,750,000,000	1,369,799
Indonesia Government 8.375% 9/15/2026	IDR	18,400,000,000	1,164,726
TOTAL INDONESIA			32,203,289
MALAYSIA - 8.7%
Malaysia Government 2.632% 4/15/2031	MYR	3,250,000	740,741
Malaysia Government 3.519% 4/20/2028	MYR	17,600,000	4,220,198
Malaysia Government 3.582% 7/15/2032	MYR	20,500,000	4,923,018
Malaysia Government 3.757% 5/22/2040	MYR	9,500,000	2,257,693
Malaysia Government 3.828% 7/5/2034	MYR	10,400,000	2,528,988
Malaysia Government 3.885% 8/15/2029	MYR	11,175,000	2,713,659
Malaysia Government 4.054% 4/18/2039	MYR	9,500,000	2,337,289
Malaysia Government 4.065% 6/15/2050	MYR	7,250,000	1,736,626
Malaysia Government 4.127% 4/15/2032	MYR	1,500,000	370,889
Malaysia Government 4.18% 5/16/2044	MYR	6,000,000	1,501,959
Malaysia Government 4.457% 3/31/2053	MYR	3,250,000	829,051
Malaysia Government 4.504% 4/30/2029	MYR	6,500,000	1,610,880
Malaysia Government 4.642% 11/7/2033	MYR	8,500,000	2,184,290
Malaysia Government 4.696% 10/15/2042	MYR	2,550,000	673,900
Malaysia Government 4.736% 3/15/2046	MYR	3,250,000	860,482
Malaysia Government 4.762% 4/7/2037	MYR	8,250,000	2,153,109
Malaysia Government 4.893% 6/8/2038	MYR	4,000,000	1,063,860
TOTAL MALAYSIA			32,706,632
MEXICO - 9.1%
United Mexican States 10% 11/20/2036	MXN	5,000,000	280,065
United Mexican States 7.5% 5/26/2033	MXN	72,500,000	3,534,793
United Mexican States 7.5% 6/3/2027	MXN	90,250,000	4,753,798
United Mexican States 7.75% 11/13/2042	MXN	136,000,000	6,012,009
United Mexican States 7.75% 11/23/2034	MXN	84,500,000	4,112,308
United Mexican States 8% 7/31/2053	MXN	59,000,000	2,590,928
United Mexican States 8.5% 11/18/2038	MXN	16,000,000	784,053
United Mexican States 8.5% 2/28/2030	MXN	21,000,000	1,111,634
United Mexican States 8.5% 5/31/2029	MXN	206,000,000	10,950,347
TOTAL MEXICO			34,129,935
PERU - 1.9%
Peruvian Republic 5.35% 8/12/2040	PEN	1,850,000	447,397
Peruvian Republic 5.4% 8/12/2034	PEN	850,000	226,428
Peruvian Republic 6.15% 8/12/2032	PEN	13,500,000	3,934,140
Peruvian Republic 6.9% 8/12/2037	PEN	3,750,000	1,074,652
Peruvian Republic 6.95% 8/12/2031	PEN	1,750,000	536,164
Peruvian Republic 7.3% 8/12/2033 (c)(d)	PEN	1,500,000	460,948
Peruvian Republic 7.6% 8/12/2039 (c)(d)(e)	PEN	2,000,000	600,268
TOTAL PERU			7,279,997
POLAND - 4.8%
Republic of Poland 1.25% 10/25/2030	PLN	6,800,000	1,567,131
Republic of Poland 1.75% 4/25/2032	PLN	19,000,000	4,244,432
Republic of Poland 2.75% 10/25/2029	PLN	17,200,000	4,398,649
Republic of Poland 2.75% 4/25/2028	PLN	1,250,000	330,077
Republic of Poland 4.75% 7/25/2029	PLN	11,250,000	3,105,997
Republic of Poland 5% 10/25/2034	PLN	7,250,000	1,946,307
Republic of Poland 6% 10/25/2033	PLN	8,750,000	2,525,753
TOTAL POLAND			18,118,346
ROMANIA - 3.1%
Romanian Republic 3.25% 6/24/2026	RON	8,000,000	1,791,844
Romanian Republic 3.65% 9/24/2031	RON	3,000,000	567,335
Romanian Republic 4.25% 4/28/2036	RON	2,000,000	357,532
Romanian Republic 4.75% 10/11/2034	RON	2,000,000	382,497
Romanian Republic 5% 2/12/2029	RON	23,750,000	5,101,099
Romanian Republic 6.7% 2/25/2032	RON	1,250,000	278,899
Romanian Republic 6.85% 7/29/2030	RON	3,250,000	735,922
Romanian Republic 7.2% 10/30/2033	RON	11,750,000	2,686,910
TOTAL ROMANIA			11,902,038
SOUTH AFRICA - 7.1%
South African Republic 6.25% 3/31/2036	ZAR	38,500,000	1,619,613
South African Republic 6.5% 2/28/2041	ZAR	66,250,000	2,524,296
South African Republic 7% 2/28/2031	ZAR	73,250,000	3,805,958
South African Republic 8% 1/31/2030	ZAR	123,250,000	6,842,468
South African Republic 8.5% 1/31/2037	ZAR	55,000,000	2,702,134
South African Republic 8.75% 2/28/2048	ZAR	91,000,000	4,123,277
South African Republic 8.875% 2/28/2035	ZAR	100,500,000	5,296,051
TOTAL SOUTH AFRICA			26,913,797
THAILAND - 4.9%
Kingdom of Thailand 1.585% 12/17/2035	THB	74,000,000	2,274,893
Kingdom of Thailand 1.6% 6/17/2035	THB	67,000,000	2,058,100
Kingdom of Thailand 2% 6/17/2042	THB	70,500,000	2,174,302
Kingdom of Thailand 2.8% 6/17/2034	THB	115,000,000	3,886,366
Kingdom of Thailand 2.875% 6/17/2046	THB	9,200,000	316,770
Kingdom of Thailand 3.3% 6/17/2038	THB	104,000,000	3,787,885
Kingdom of Thailand 3.39% 6/17/2037	THB	45,000,000	1,640,756
Kingdom of Thailand 3.45% 6/17/2043	THB	65,000,000	2,413,442
TOTAL THAILAND			18,552,514
TURKEY - 1.7%
Turkish Republic 10.5% 8/11/2027	TRY	15,250,000	247,965
Turkish Republic 12.6% 10/1/2025	TRY	30,000,000	704,177
Turkish Republic 17.3% 7/19/2028	TRY	25,000,000	443,191
Turkish Republic 17.8% 7/13/2033	TRY	18,000,000	306,242
Turkish Republic 26.2% 10/5/2033	TRY	37,500,000	880,222
Turkish Republic 30% 9/12/2029	TRY	35,250,000	827,408
Turkish Republic 31.08% 11/8/2028	TRY	99,250,000	2,377,948
Turkish Republic 36% 8/12/2026	TRY	22,000,000	538,638
TOTAL TURKEY			6,325,791
URUGUAY - 0.6%
Uruguay Republic 8.25% 5/21/2031	UYU	6,500,000	158,955
Uruguay Republic 8.5% 3/15/2028 (c)	UYU	84,325,000	2,103,208
Uruguay Republic 9.75% 7/20/2033	UYU	3,680,820	97,182
TOTAL URUGUAY			2,359,345
UZBEKISTAN - 0.2%
Republic of Uzbekistan 15.5% 2/25/2028 (c)	UZS	10,270,000,000	823,390
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $301,137,133)			311,012,863

Non-Convertible Corporate Bonds - 1.9%
		Principal Amount (a)	Value ($)
MULTI-NATIONAL - 1.9%
Financials - 1.9%
Banks - 1.4%
Corp Andina de Fomento 7.65% 3/5/2031 (c)	INR	150,500,000	1,788,246
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	44,500,000	516,274
Inter-American Development Bank 5.1% 11/17/2026	IDR	5,000,000,000	304,681
Inter-American Development Bank 7% 1/25/2029	INR	105,000,000	1,242,369
Inter-American Development Bank 7.35% 10/6/2030	INR	115,000,000	1,384,784
			5,236,354
Financial Services - 0.5%
International Bank for Reconstruction & Development 10% 9/16/2026	KZT	350,000,000	622,379
International Bank for Reconstruction & Development 7.05% 7/22/2029	INR	115,500,000	1,371,914
			1,994,293
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $7,342,710)			7,230,647

U.S. Treasury Obligations - 0.4%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (b) (Cost $1,417,790)	4.20	1,440,000	1,417,680

Money Market Funds - 15.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $57,732,282)	4.32	57,720,738	57,732,282

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $367,629,915)	377,393,472
NET OTHER ASSETS (LIABILITIES) - 0.2%	828,104
NET ASSETS - 100.0%	378,221,576

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	37,488,000	USD	6,693,091	BNP Paribas SA	7/31/25	155,309
BRL	4,364,000	USD	751,313	State Street Bank & Trust Co	7/31/25	45,914
CNY	29,151,000	USD	4,080,202	BNP Paribas SA	7/31/25	(2,009)
CNY	3,398,000	USD	475,045	Bank of America NA	7/31/25	331
CNY	4,996,000	USD	698,058	Bank of America NA	7/31/25	877
CNY	83,409,000	USD	11,646,049	Goldman Sachs Bank USA	7/31/25	22,778
COP	760,596,000	USD	186,951	NOMURA SECS INTERNATIONAL INC	7/01/25	(770)
COP	6,238,102,000	USD	1,533,483	NOMURA SECS INTERNATIONAL INC	7/01/25	(6,501)
COP	4,087,400,000	USD	981,388	BNP Paribas SA	7/31/25	15,014
COP	6,003,600,000	USD	1,443,701	Citibank NA	7/31/25	19,821
COP	6,145,500,000	USD	1,477,994	Citibank NA	7/31/25	20,119
COP	12,404,600,000	USD	3,047,813	Royal Bank of Canada	7/31/25	(23,894)
CZK	39,330,000	USD	1,865,408	Bank of America NA	7/31/25	10,116
CZK	31,777,000	USD	1,498,779	Bank of America NA	7/31/25	16,565
CZK	31,634,000	USD	1,454,924	Bank of America NA	7/31/25	53,601
CZK	37,878,000	USD	1,717,043	State Street Bank & Trust Co	7/31/25	89,239
EUR	629,000	USD	727,338	Bank of America NA	7/31/25	15,154
HUF	513,236,000	USD	1,470,116	Bank of America NA	7/31/25	40,201
HUF	514,222,000	USD	1,493,507	Canadian Imperial Bank of Commerce	7/31/25	19,711
IDR	48,864,400,000	USD	2,962,394	BNP Paribas SA	7/31/25	43,841
IDR	133,617,800,000	USD	8,198,920	Royal Bank of Canada	7/31/25	21,514
IDR	23,726,400,000	USD	1,456,680	State Street Bank & Trust Co	7/31/25	3,016
INR	288,834,000	USD	3,367,345	BNP Paribas SA	7/31/25	(1,514)
INR	63,071,000	USD	732,702	Royal Bank of Canada	7/31/25	2,275
INR	674,061,000	USD	7,822,274	Royal Bank of Canada	7/31/25	32,672
KZT	388,701,000	USD	743,826	Citibank NA	7/31/25	(2,598)
MXN	15,099,000	USD	783,567	BNP Paribas SA	7/31/25	18,431
MXN	17,726,000	USD	918,218	Bank of America NA	7/31/25	23,315
MXN	59,832,000	USD	3,062,214	JPMorgan Chase Bank NA	7/31/25	115,818
MYR	3,814,000	USD	902,722	Royal Bank of Canada	7/31/25	3,795
MYR	6,243,000	USD	1,482,405	Royal Bank of Canada	7/31/25	1,441
MYR	4,424,000	USD	1,052,707	Royal Bank of Canada	7/31/25	(1,204)
MYR	14,056,000	USD	3,330,017	State Street Bank & Trust Co	7/31/25	10,834
PEN	2,025,000	USD	554,567	Bank of America NA	7/31/25	16,635
PLN	7,209,000	USD	1,941,715	Bank of America NA	7/31/25	56,834
PLN	2,233,000	USD	590,830	Bank of America NA	7/31/25	28,224
PLN	8,852,000	USD	2,442,564	Bank of America NA	7/31/25	11,474
PLN	16,556,000	USD	4,450,406	Bank of America NA	7/31/25	139,409
PLN	2,537,000	USD	701,639	Goldman Sachs Bank USA	7/31/25	1,693
PLN	1,573,000	USD	419,433	State Street Bank & Trust Co	7/31/25	16,649
RON	7,381,000	USD	1,652,796	BNP Paribas SA	7/31/25	55,715
RON	3,456,000	USD	789,463	Citibank NA	7/31/25	10,511
SGD	5,541,000	USD	4,300,026	HSBC BANK USA	7/31/25	68,099
THB	82,140,000	USD	2,524,460	JPMorgan Chase Bank NA	7/31/25	12,436
THB	18,558,000	USD	572,590	JPMorgan Chase Bank NA	7/31/25	575
THB	427,946,000	USD	13,014,459	JPMorgan Chase Bank NA	7/31/25	202,667
TRY	71,591,000	USD	1,711,456	BNP Paribas SA	7/31/25	40,988
TRY	66,420,000	USD	1,613,183	Bank of America NA	7/31/25	12,683
USD	3,932,213	BRL	21,637,000	Bank of America NA	7/31/25	(20,488)
USD	3,735,950	BRL	20,674,000	Citibank NA	7/31/25	(40,827)
USD	1,171,821	BRL	6,730,000	Royal Bank of Canada	7/31/25	(57,632)
USD	1,283,560	CLP	1,200,000,000	Royal Bank of Canada	7/31/25	(4,538)
USD	1,073,999	CLP	1,000,000,000	State Street Bank & Trust Co	7/31/25	584
USD	376,842	CLP	356,285,000	State Street Bank & Trust Co	7/31/25	(5,600)
USD	690,922	CNY	4,947,000	Bank of America NA	7/31/25	(1,158)
USD	1,766,418	CNY	12,650,000	Royal Bank of Canada	7/31/25	(3,303)
USD	1,926,458	COP	7,874,800,000	Citibank NA	7/31/25	6,786
USD	2,527,409	COP	10,263,100,000	Citibank NA	7/31/25	25,532
USD	1,760,364	COP	7,405,500,000	Royal Bank of Canada	7/31/25	(44,904)
USD	1,387,965	CZK	30,100,000	Bank of America NA	7/31/25	(47,409)
USD	707,183	CZK	15,187,000	Bank of America NA	7/31/25	(17,037)
USD	738,454	EUR	629,000	BNP Paribas SA	7/31/25	(4,038)
USD	1,247,234	HUF	427,174,000	Bank of America NA	7/31/25	(9,825)
USD	496,377	HUF	174,741,000	Canadian Imperial Bank of Commerce	7/31/25	(17,839)
USD	1,813,165	HUF	649,513,000	Goldman Sachs Bank USA	7/31/25	(98,178)
USD	1,895,701	IDR	31,042,100,000	Bank of America NA	7/31/25	(14,071)
USD	723,292	IDR	11,815,700,000	Bank of America NA	7/31/25	(3,633)
USD	779,049	IDR	12,698,500,000	Goldman Sachs Bank USA	7/31/25	(2,188)
USD	657,363	IDR	10,740,000,000	Goldman Sachs Bank USA	7/31/25	(3,383)
USD	3,080,899	IDR	50,083,100,000	Goldman Sachs Bank USA	7/31/25	(313)
USD	682,700	IDR	11,262,500,000	Royal Bank of Canada	7/31/25	(10,192)
USD	550,451	IDR	8,975,100,000	State Street Bank & Trust Co	7/31/25	(1,715)
USD	4,400,350	INR	377,000,000	Bank of America NA	7/31/25	7,106
USD	771,676	INR	66,341,000	Bank of America NA	7/31/25	(1,407)
USD	325,108	INR	27,904,000	Bank of America NA	7/31/25	(62)
USD	660,363	INR	56,638,000	Citibank NA	7/31/25	351
USD	831,870	INR	71,337,000	Royal Bank of Canada	7/31/25	568
USD	622,129	INR	53,895,000	Royal Bank of Canada	7/31/25	(5,919)
USD	369,652	INR	31,742,000	State Street Bank & Trust Co	7/31/25	(243)
USD	652,096	MXN	12,501,000	HSBC BANK USA	7/31/25	(11,906)
USD	1,165,537	MYR	4,985,000	Goldman Sachs Bank USA	7/31/25	(19,306)
USD	640,294	MYR	2,703,000	Goldman Sachs Bank USA	7/31/25	(2,159)
USD	1,478,239	MYR	6,331,000	Royal Bank of Canada	7/31/25	(26,523)
USD	520,590	PLN	1,944,000	Canadian Imperial Bank of Commerce	7/31/25	(18,345)
USD	752,033	PLN	2,826,000	Citibank NA	7/31/25	(31,419)
USD	729,633	RON	3,204,000	BNP Paribas SA	7/31/25	(12,010)
USD	826,368	RON	3,727,000	Bank of America NA	7/31/25	(36,336)
USD	1,425,964	SGD	1,832,000	Bank of America NA	7/31/25	(18,253)
USD	1,446,858	SGD	1,854,000	Bank of America NA	7/31/25	(14,701)
USD	1,886,446	THB	61,426,000	JPMorgan Chase Bank NA	7/31/25	(10,698)
USD	2,022,046	THB	65,945,000	JPMorgan Chase Bank NA	7/31/25	(14,667)
USD	955,267	THB	31,285,000	JPMorgan Chase Bank NA	7/31/25	(10,971)
USD	1,533,915	TRY	63,251,000	Royal Bank of Canada	7/31/25	(14,378)
USD	571,821	ZAR	10,167,252	BNP Paribas SA	7/03/25	(2,432)
USD	1,403,804	ZAR	25,277,000	Bank of America NA	7/31/25	(20,606)
USD	973,228	ZAR	17,741,000	Canadian Imperial Bank of Commerce	7/31/25	(26,513)
USD	389,489	ZAR	6,961,000	Goldman Sachs Bank USA	7/31/25	(2,777)
USD	833,615	ZAR	14,983,000	Goldman Sachs Bank USA	7/31/25	(10,707)
USD	887,640	ZAR	16,098,000	Goldman Sachs Bank USA	7/31/25	(19,514)
ZAR	32,319,894	USD	1,818,682	Goldman Sachs Bank USA	7/01/25	6,914
ZAR	6,961,000	USD	390,680	BNP Paribas SA	7/31/25	1,586
ZAR	30,021,000	USD	1,660,293	Canadian Imperial Bank of Commerce	7/31/25	31,450
ZAR	26,270,000	USD	1,476,441	Canadian Imperial Bank of Commerce	7/31/25	3,926
ZAR	17,808,000	USD	998,616	Goldman Sachs Bank USA	7/31/25	4,901

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						787,385
Unrealized Appreciation						1,565,998
Unrealized Depreciation						(778,613)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
IDR	-	Indonesia Rupiatt
INR	-	Indian Rupee
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
RON	-	Romanian Leu
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso
UZS	-	Uzbekistan Sum
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $15,500,849 or 4.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,822,688 or 1.8% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	37,039,861	139,220,687	118,528,266	556,215	-	-	57,732,282	57,720,738	0.1%
Total	37,039,861	139,220,687	118,528,266	556,215	-	-	57,732,282

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	311,012,863	-	311,012,863	-

Non-Convertible Corporate Bonds
Financials	7,230,647	-	7,230,647	-

U.S. Treasury Obligations	1,417,680	-	1,417,680	-

Money Market Funds	57,732,282	57,732,282	-	-
Total Investments in Securities:	377,393,472	57,732,282	319,661,190	-
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	1,565,998	-	1,565,998	-
Total Assets	1,565,998	-	1,565,998	-

Liabilities
Forward Foreign Currency Contracts	(778,613)	-	(778,613)	-
Total Liabilities	(778,613)	-	(778,613)	-
Total Derivative Instruments:	787,385	-	787,385	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,565,998	(778,613)
Total Foreign Exchange Risk	1,565,998	(778,613)
Total Value of Derivatives	1,565,998	(778,613)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
Fidelity® Emerging Markets Debt Local Currency Central Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $309,897,633)	$319,661,190
Fidelity Central Funds (cost $57,732,282)	57,732,282

Total Investment in Securities (cost $367,629,915)		$377,393,472
Foreign currency held at value (cost $1,988,559)		1,954,687
Receivable for investments sold		555,357
Unrealized appreciation on forward foreign currency contracts		1,565,998
Interest receivable		6,200,791
Distributions receivable from Fidelity Central Funds		115,790
Other receivables		36
Total assets		387,786,131
Liabilities
Payable for investments purchased	$8,740,990
Unrealized depreciation on forward foreign currency contracts	778,613
Other payables and accrued expenses	44,952
Total liabilities		9,564,555
Net Assets		$378,221,576
Net Assets consist of:
Paid in capital		$372,655,866
Total accumulated earnings (loss)		5,565,710
Net Assets		$378,221,576
Net Asset Value, offering price and redemption price per share ($378,221,576 ÷ 4,096,967 shares)		$92.32
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$9,698,596
Income from Fidelity Central Funds		556,215
Income before foreign taxes withheld		$10,254,811
Less foreign taxes withheld		(235,228)
Total income		10,019,583
Expenses
Custodian fees and expenses	$22,620
Independent trustees' fees and expenses	511
Total expenses before reductions	23,131
Expense reductions	(3,979)
Total expenses after reductions		19,152
Net Investment income (loss)		10,000,431
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,205)	(66,780)
Forward foreign currency contracts	29,525
Foreign currency transactions	(257,503)
Total net realized gain (loss)		(294,758)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $18,998)	22,249,655
Forward foreign currency contracts	934,546
Assets and liabilities in foreign currencies	321,859
Total change in net unrealized appreciation (depreciation)		23,506,060
Net gain (loss)		23,211,302
Net increase (decrease) in net assets resulting from operations		$33,211,733
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,000,431	$19,514,138
Net realized gain (loss)	(294,758)	(4,026,501)
Change in net unrealized appreciation (depreciation)	23,506,060	(22,758,707)
Net increase (decrease) in net assets resulting from operations	33,211,733	(7,271,070)
Distributions to shareholders	-	(19,417,582)
Distributions to shareholders from tax return of capital	-	(37,131)

Total Distributions	-	(19,454,713)
Affiliated share transactions
Proceeds from sales of shares	82,385,862	53,164
Reinvestment of distributions	-	19,454,713
Cost of shares redeemed	-	(28,170,821)

Net increase (decrease) in net assets resulting from share transactions	82,385,862	(8,662,944)
Total increase (decrease) in net assets	115,597,595	(35,388,727)

Net Assets
Beginning of period	262,623,981	298,012,708
End of period	$378,221,576	$262,623,981

Other Information
Shares
Sold	900,294	611
Issued in reinvestment of distributions	-	229,094
Redeemed	-	(323,542)
Net increase (decrease)	900,294	(93,837)

Financial Highlights
Fidelity® Emerging Markets Debt Local Currency Central Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$82.16	$90.57	$85.12	$93.30	$108.21	$100.00
Income from Investment Operations
Net investment income (loss) B,C	3.100	6.240	6.097	4.389	4.478	1.042
Net realized and unrealized gain (loss)	7.060	(8.316)	4.973	(11.606)	(13.557)	8.599
Total from investment operations	10.160	(2.076)	11.070	(7.217)	(9.079)	9.641
Distributions from net investment income	-	(6.322)	(5.620)	(.963)	(5.726)	(1.431)
Distributions from net realized gain	-	-	-	-	(.105)	-
Distributions from tax return of capital	-	(.012)	-	-	-	-
Total distributions	-	(6.334)	(5.620)	(.963)	(5.831)	(1.431)
Net asset value, end of period	$92.32	$82.16	$90.57	$85.12	$93.30	$108.21
Total Return D,E	12.35%	(2.42)%	13.23%	(7.82)%	(8.48)%	9.65%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02% H	.02%	.02%	.02%	.03%	.04% H
Expenses net of fee waivers, if any	.02 % H	.02%	.02%	.02%	.03%	.04% H
Expenses net of all reductions, if any	.01% H	.02%	.02%	.02%	.03%	.04% H
Net investment income (loss)	7.23% H	7.06%	6.80%	5.21%	4.37%	3.66% H
Supplemental Data
Net assets, end of period (000 omitted)	$378,222	$262,624	$298,013	$86,808	$94,140	$164,503
Portfolio turnover rate I	58 % H	55%	63%	60%	81%	30% H

AFor the period September 23, 2020 (commencement of operations) through December 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (the Funds) are funds of Fidelity Hanover Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Emerging Markets Debt Local Currency Central Fund is a non-diversified fund. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, market discount, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Emerging Markets Debt Central Fund	2,368,440,485	94,373,190	(201,539,149)	(107,165,959)
Fidelity Emerging Markets Debt Local Currency Central Fund	368,306,452	17,150,671	(7,276,266)	9,874,405

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Emerging Markets Debt Central Fund	(57,829,501)	(260,922,157)	(318,751,658)
Fidelity Emerging Markets Debt Local Currency Central Fund	(3,126,117)	(5,358,633)	(8,484,750)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Emerging Markets Debt Central Fund
Interest Rate Risk
Futures Contracts	(193,390)	3,399,950
Total Interest Rate Risk	(193,390)	3,399,950
Totals	(193,390)	3,399,950
Fidelity Emerging Markets Debt Local Currency Central Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	29,525	934,546
Total Foreign Exchange Risk	29,525	934,546
Totals	29,525	934,546

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Emerging Markets Debt Local Currency Central Fund	125,594,216

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Debt Central Fund	244,616,741	228,716,522
Fidelity Emerging Markets Debt Local Currency Central Fund	145,186,785	71,201,568
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's expense contract, the investment adviser pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Emerging Markets Debt Central Fund	11,140,913	(4,517,554)	86,899,124
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Emerging Markets Debt Central Fund	11,579
Fidelity Emerging Markets Debt Local Currency Central Fund	3,979
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
9. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Emerging Markets Debt Central Fund
Fidelity Emerging Markets Debt Local Currency Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under each management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance and noted that the funds are not publicly offered as a stand-alone investment product. In this regard, the Board noted that each fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while each fund does not pay a management fee, FMR receives fees for providing services to funds that invest in each fund. The Board also noted that FMR bears all expenses of each fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to each fund and each fund's total expense ratio was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in each fund.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions.
Economies of Scale. The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.926208.114
EMC-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hanover Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025